Accounts Receivable, Sales and Allowances (Tables)	12 Months Ended
Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of components of accounts receivable

	December 31,	December 31,
	2018	2017
Gross trade accounts receivable
Trade accounts receivable	$146,419,682	$110,592,198
Royalty accounts receivable	238,960	25,712
Other receivable	1,562,287	4,161,368
Less reserves for:
Chargebacks	(38,861,232)	(32,342,377)
Commercial rebates	(49,231,445)	(39,233,419)
Discounts and allowances	(3,510,242)	(3,484,587)
Doubtful accounts	(194,144)	(2,080,938)
Total trade accounts receivable, net	$56,423,866	$37,637,957

Schedule of adjustments to gross product sales

	Year Ended December 31,
	2018	2017
Gross product sales	$948,560,626	$646,701,628
Less provisions for:
Chargebacks	(365,042,883)	(202,366,801)
Government rebates	(18,582,352)	(26,007,632)
Commercial rebates	(257,916,721)	(134,525,716)
Product returns	(20,492,281)	(26,299,811)
Discounts and allowances	(20,245,486)	(15,387,024)
Advertising and promotions	(4,882,698)	(4,443,466)
Net product sales	$261,398,205	$237,671,178

Trade accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of activity in allowance/liability for customer deductions

			Discounts
		Commercial	and	Doubtful
	Chargebacks	Rebates	Allowances	Accounts	Total
Balance at January 1, 2017	$24,311,153	$30,552,734	$3,631,326	$4,910,478	$63,405,691
Provision	202,366,801	134,525,716	15,387,024	832,388	353,111,929
Charges processed	(194,335,577)	(125,845,031)	(15,533,763)	(3,661,928)	(339,376,299)
Balance at December 31, 2017	32,342,377	39,233,419	3,484,587	2,080,938	77,141,321
Provision	365,042,883	257,916,721	20,245,486	(1,771,487)	641,433,603
Charges processed	(358,524,028)	(247,918,695)	(20,219,831)	(115,307)	(626,777,861)
Balance at December 31, 2018	$38,861,232	$49,231,445	$3,510,242	$194,144	$91,797,063

Accrued liabilities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of activity in allowance/liability for customer deductions

	Product	Government
	Returns	Rebates	Total
Balance at January 1, 2017	$30,340,749	$6,485,749	$36,826,498
Provision	26,299,811	26,007,632	52,307,443
Charges processed	(13,341,236)	(18,341,667)	(31,682,903)
Balance at December 31, 2017	$43,299,324	$14,151,714	$57,451,038
Provision	20,492,281	18,582,352	39,074,633
Charges processed	(15,328,096)	(22,753,190)	(38,081,286)
Balance at December 31, 2018	$48,463,509	$9,980,876	$58,444,385